SCHEDULE OF INVENTORIES (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Inventory Disclosure [Abstract]
Parts and materials	$ 17,253,847	$ 13,820,398
Goods in transit		1,765,424
Finished goods	1,734,863	1,432,395
Inventories	$ 18,988,710	$ 17,018,217